Notes Payables - Schedule of Notes Payables (Details) $ in Thousands, ¥ in Millions	Dec. 31, 2024 USD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Schedule of Notes Payables [Line Items]
Notes payable	$ 14,907					$ 8,471	$ 2,046
Letter of Credit [Member]
Schedule of Notes Payables [Line Items]
Notes payable		$ 1,900	¥ 14.0	$ 1,800	¥ 13.0
Industrial Bank Fuzhou Branch [Member] | Bankers Acceptance [Member]
Schedule of Notes Payables [Line Items]
Notes payable	6,955
Industrial Bank Fuzhou Branch [Member] | Letter of Credit [Member]
Schedule of Notes Payables [Line Items]
Notes payable	3,756
China Minsheng Bank Fuzhou Branch [Member] | Commercial Paper [Member]
Schedule of Notes Payables [Line Items]
Notes payable						8,471
China Minsheng Bank Fuzhou Branch [Member] | Commercial Paper [Member]
Schedule of Notes Payables [Line Items]
Notes payable	$ 4,196